Summary of Significant Accounting Policies - Summary of Class A Ordinary Shares Reflected on the Condensed Balance Sheets (Detail)	3 Months Ended
Mar. 31, 2022 USD ($)
Gross proceeds	$ 230,000,000
Class A ordinary shares subject to possible redemption	230,000,000
Common Class A [Member]
Gross proceeds	230,000,000
Proceeds allocated to Class 1 Warrants	(9,430,000)
Issuance costs allocated to Class A ordinary shares	(12,756,565)
Remeasurement of carrying value to redemption value	22,186,565
Class A ordinary shares subject to possible redemption	$ 230,000,000